FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT - Capital Management (Details) - PEN (S/) S/ in Millions	Dec. 31, 2025	Dec. 31, 2024
Capital management [Abstract]
Regulatory capital requirement	S/ 43,813.2	S/ 40,009.5
Regulatory capital exceeds minimum regulatory capital required	S/ 11,466.7	S/ 10,885.9